Installment Loans (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2020 and 2021 is as follows:

	Millions of yen
	2020	2021
Borrowers in Japan:
Consumer—
Real estate loans	¥1,842,131	¥1,995,031
Card loans	223,651	188,547
Other	32,618	27,698

	2,098,400	2,211,276

Corporate—
Real estate companies	300,984	279,046
Non-recourse loans	48,566	47,956
Commercial, industrial and other companies	255,309	203,890

	604,859	530,892

Overseas:
Real estate companies	¥250,195	¥197,074
Non-recourse loans	83,515	113,129
Commercial, industrial companies and other	690,299	606,062

	1,024,009	916,265
Purchased loans*	13,218	12,351

	¥3,740,486	¥3,670,784

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans	At March 31, 2021, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2022	¥520,274
2023	398,703
2024	265,404
2025	245,690
2026	197,143
Thereafter	2,031,219

Total	¥3,658,433

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥148,863 million, ¥166,966 million and ¥169,401 million for fiscal 2019, 2020 and 2021, respectively.